Income tax expense (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Effective income tax rate	51.00%	41.00%	61.00%
Future income tax rate for the year 2018	35.00%
Future income tax rate for the year 2019	30.00%
Future income tax rate for the year 2020 and thereafter	25.00%